Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current liabilities
Trade payables	$ 43.0	$ 40.0
Other liabilities	13.0	7.0
Payroll accruals	41.0	28.0
Leave liabilities	38.0	30.0	$ 23.0
Shaft related accruals	42.0	37.0
Other accruals	15.0	7.0
Value added tax	6.0	4.0
Total current trade and other payables	198.0	$ 153.0
Village Main Reef Limited
Current liabilities
Other liabilities	$ 3.6